Long-term and Short-term Debt (Details 3) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Committed Credit Facility Total [Member]	Dec. 31, 2011 Committed Credit Facility One [Member]	Dec. 31, 2011 Committed Credit Facility Two [Member]	Dec. 31, 2011 Committed Credit Facility Three [Member]	Dec. 31, 2011 Committed Credit Facility Four [Member]	Dec. 31, 2011 Committed Credit Facility Five [Member]	Dec. 31, 2011 Committed Credit Facility Six [Member]	Dec. 31, 2011 Committed Credit Facility Seven [Member]
Debt Instrument [Line Items]
Borrowers				MetLife, Inc.	Exeter Reassurance Company Ltd., MetLife, Inc., & Missouri Reinsurance (Barbados), Inc.	MetLife Reinsurance Company of Vermont & MetLife, Inc.	Exeter Reassurance Company Ltd.	MetLife Reinsurance Company of South Carolina & MetLife, Inc.	MetLife Reinsurance Company of Vermont & MetLife, Inc.	MetLife Reinsurance Company of Vermont & MetLife, Inc.
Expiration				August 2012	June 2016	December 2020	Decebmer 2027	June 2037	December 2037	September 2038
Line of Credit Facility, Maximum Borrowing Capacity			$ 12,446	$ 300	$ 500	$ 350	$ 650	$ 3,500	$ 2,896	$ 4,250
Letter of Credit Issuances			5,462	300	490	350	205	0	1,715	2,402
Collateral financing arrangements	4,647	5,297	2,797	0	0	0	0	2,797	0	0
Unused Commitments			$ 4,187	$ 0	$ 10	$ 0	$ 445	$ 703	$ 1,181	$ 1,848
Maturity (Years)				0 years	4 years	9 years	16 years	25 years	26 years	26 years